NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value measurements
		Fair Value Measurements at December 31, 2013 using:
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Debt Derivative liabilities	$558,548	—	—	$558,548

Summary of changes in fair value - level 3 financial liabilities
Debt Derivative Liability
Balance, December 31, 2011	$—
Initial fair value of debt derivatives at note issuances	182,124
Extinguished derivative liability	—
Mark-to-market at December 31, 2012-Embedded debt derivatives	83,464
Balance, December 31, 2012	$265,589
Initial fair value of debt derivatives at note issuances	860,708
Extinguished derivative liability	(334,082)
Mark-to-market at December 31, 2013-Embedded debt derivatives	(233,667)
Balance, December 31, 2013	$558,548

Net gain for the period included in earnings relating to the liabilities held at December 31, 2013	$233,667